Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) of profit before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 829,548	₩ 661,990
1% Decrease		(829,548)	(661,990)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	829,548	661,990
1% Decrease	[1]	₩ (829,548)	₩ (661,990)

[1]	The effect on the equity excluding the impact of income taxes.